Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Profit from operations		2,736	(15,751)	10,523
Net finance income		(1,098)	(1,895)	(1,641)
Profit on ordinary activities before taxation		3,538	(17,061)	9,324
Taxation on ordinary activities		(357)	2,872	(2,478)
Profit/(loss) for the year		3,181	(14,189)	6,846
Non-controlling interests		(113)	(178)	(180)
Total post-tax results of associates and joint ventures		1,900	585	442
Associates and JVs
Disclosure of transactions between related parties [line items]
Revenue		9,936	9,412	9,486
Profit from operations		2,662	2,596	1,971
Net finance income		5	15	21
Profit on ordinary activities before taxation		2,667	2,611	1,992
Taxation on ordinary activities		(639)	(664)	(595)
Profit/(loss) for the year		2,028	1,947	1,397
Non-controlling interests		(27)	(28)	(27)
Post-tax results of associates and joint ventures		2,001	1,919	1,370
Gain from partial divestment of shares in ITC		0	0	0
Total post-tax results of associates and joint ventures		2,001	1,919	1,370
Groups Share in Associates and Joint Ventures
Disclosure of transactions between related parties [line items]
Revenue		2,635	2,630	2,675
Profit from operations		715	783	622
Net finance income		2	4	4
Profit on ordinary activities before taxation		717	787	626
Taxation on ordinary activities		(172)	(194)	(176)
Profit/(loss) for the year		545	593	450
Non-controlling interests		(6)	(8)	(8)
Post-tax results of associates and joint ventures		539	585	442
Gain from partial divestment of shares in ITC		1,361	0	0
Total post-tax results of associates and joint ventures		£ 1,900	£ 585	£ 442

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.